SHARE-BASED COMPENSATION (Details) - Employee Stock Plans [Member]	Dec. 31, 2022 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total awards available to be issued	2,742,509
Total awards outstanding	12,079,924
Total Common Stock reserved for future issuance under employee stock plans	14,822,433